CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 451,731	$ 498,332	$ 567,936
OPERATING EXPENSES
Voyage expenses	(12,587)	(13,925)	(12,284)
Vessel operating expenses	(106,999)	(109,384)	(112,736)
Depreciation	(115,228)	(129,045)	(131,783)
Amortization of deferred drydocking and special survey costs	(6,748)	(5,528)	(3,845)
Impairment loss		(415,118)	(41,080)
Bad debt expense		(15,834)
General and administrative expenses	(22,672)	(22,105)	(21,831)
Loss on sale of vessels		(36)
Income/(loss) from operations	187,497	(212,643)	244,377
OTHER INCOME (EXPENSES):
Interest income	5,576	4,682	3,419
Interest expense	(86,556)	(82,966)	(84,435)
Other finance expenses	(4,126)	(4,932)	(4,658)
Equity income/(loss) on investments	965	(16,252)	(1,941)
Other income/(expense), net	(15,757)	(41,602)	111
Net unrealized and realized losses on derivatives	(3,694)	(12,482)	(39,857)
Total Other Expenses, net	(103,592)	(153,552)	(127,361)
Net Income/(Loss)	$ 83,905	$ (366,195)	$ 117,016
EARNINGS/(LOSS) PER SHARE
Basic and diluted earnings/(loss) per share	$ 0.76	$ (3.34)	$ 1.07
Basic and diluted weighted average number of common shares	109,824,329	109,801,586	109,785,484